Fair Value Measurements Footnote (details) - Financial Instruments (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments
Short-term securities	$ 3,882	$ 3,483
Commercial paper	100	100
Fair Value [Member]
Financial Instruments
Short-term securities	3,882	3,483
Debt	7,123	7,715
Commercial paper	100	100
Fair Value [Member] | Level 1 [Member]
Financial Instruments
Short-term securities	1,608	1,448
Fair Value [Member] | Level 2 [Member]
Financial Instruments
Short-term securities	2,215	1,957
Debt	7,123	7,715
Commercial paper	100	100
Fair Value [Member] | Level 3 [Member]
Financial Instruments
Short-term securities	59	78
Carrying Value [Member]
Financial Instruments
Short-term securities	3,882	3,483
Debt	6,246	6,250
Commercial paper	$ 100	$ 100